Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Active Core U.S. Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	32
T. Rowe Price Hedged Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
T. Rowe Price Small-Mid Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689